9. INTANGIBLE ASSETS: Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Intangible Assets

Cost	$
Balance, December 31, 2016	-
Acquired assets	1,140,283
Balance, December 31, 2017	1,140,283

Accumulated Amortization
Balance, December 31, 2016	-
Amortization	4,166
Balance, December 31, 2017	4,166

Carrying value
As at December 31, 2016	-
As at December 31, 2017	1,136,117